Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,942,963)	$ (4,518,569)	$ (6,147,063)	$ (1,343,572)
Adjustment to reconcile net loss to cash used in operating activities:
Imputed interest	4,995	4,995	6,660	6,660
Additional shares issued for prior year software acquisition		2,218,722	2,218,722
Stock based compensation	271,924	145,862	145,003	214,123
Amortization		293,857	391,809	97,952
Impairment expense			685,666
Net change in:
Accounts receivable	775	(12,135)	(6,935)
Prepaid and other current assets	(9,372)		(6,820)
Accounts payable	318,210	447,693	614,986	(54,863)
Accrued expenses	23,031
Accrued expenses, related party	(62,881)	(125,883)	(279,916)	357,555
Deferred revenue	16,000
CASH FLOWS USED IN OPERATING ACTIVITIES	(2,380,281)	(1,545,458)	(2,377,888)	(722,145)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of software				(210,000)
CASH FLOWS USED IN INVESTING ACTIVITIES				(210,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from senior secured notes payable, related party	549,000
Proceeds from issuance of common shares	725,600	1,358,000	3,107,120	1,325,501
Proceeds from advances, related party	72,000
Repayment of advances, related party	(72,000)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	1,274,600	1,358,000	3,107,120	1,325,501
NET CHANGE IN CASH	(1,105,681)	(187,458)	729,232	393,356
Cash, beginning of period	1,129,935	400,703	400,703	7,347
Cash, end of period	24,254	213,245	1,129,935	400,703
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid on interest expense
Cash paid for income taxes
NON-CASH TRANSACTIONS
Expenses paid on the Company’s behalf	257,975	352,952	469,952	113,439
Reclassification of mezzanine equity		6,102,378	6,102,378
Series B-1 convertible preferred shares issued for software				965,427
Contributed capital	$ 4,448		$ 351,459